BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
March 31, 2023
Security
Shares
Shares Value
Common Stocks
Capital Markets — 0.0%
Ardagh MP USA, Inc., (Acquired 08/02/21, cost
$25,124)
(a)(b)
.................... 2,555 $ 10,245
Chemicals — 0.1%
Element Solutions, Inc. ............... 629 12,146
Financial Services — 0.0%
Block, Inc., Class A
(a)
................ 58 3,982
Ground Transportation — 0.0%
Uber Technologies, Inc.
(a)
............. 201 6,372
IT Services — 0.0%
Twilio, Inc., Class A
(a)
................ 29 1,932
Metals & Mining — 0.1%
Constellium SE, Class A
(a)
............. 1,837 28,069
Software — 0.1%
Informatica, Inc., Class A
(a)
............ 702 11,513
Total Common Stocks — 0.3%
(Cost: $99,666) ................................ 74,259
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 4.4%
Boeing Co. (The), 5.15%, 05/01/30 ...... USD 84 84,525
Bombardier, Inc.
(c)
7.13%, 06/15/26 ................. 109 109,392
7.88%, 04/15/27 ................. 42 42,518
6.00%, 02/15/28 ................. 35 34,082
7.50%, 02/01/29 ................. 28 28,604
BWX Technologies, Inc.
(c)
4.13%, 06/30/28 ................. 10 9,004
4.13%, 04/15/29 ................. 19 16,849
Huntington Ingalls Industries, Inc., 4.20%,
05/01/30 ..................... 11 10,295
Spirit AeroSystems, Inc.
(c)
7.50%, 04/15/25 ................. 2 2,000
9.38%, 11/30/29 ................. 49 53,471
TransDigm, Inc.
8.00%, 12/15/25
(c)
................ 26 26,488
6.25%, 03/15/26
(c)
................ 323 323,294
6.38%, 06/15/26 ................. 5 4,887
7.50%, 03/15/27 ................. 10 9,975
6.75%, 08/15/28
(c)
................ 144 145,440
Triumph Group, Inc., 9.00%, 03/15/28
(c)
... 54 54,057
954,881
Automobile Components — 1.8%
Clarios Global LP
(c)
6.75%, 05/15/25 ................. 28 28,298
6.25%, 05/15/26 ................. 57 56,858
8.50%, 05/15/27 ................. 184 184,690
Dealer Tire LLC, 8.00%, 02/01/28
(c)
...... 8 7,180
Goodyear Tire & Rubber Co. (The)
9.50%, 05/31/25 ................. 17 17,469
5.00%, 07/15/29 ................. 9 8,041
5.63%, 04/30/33 ................. 2 1,730
Icahn Enterprises LP
4.75%, 09/15/24 ................. 13 12,680
6.25%, 05/15/26 ................. 7 6,889
5.25%, 05/15/27 ................. 40 37,532
Security
Par (000)
Par (000) Value
Automobile Components (continued)
4.38%, 02/01/29 ................. USD 21 $ 18,060
379,427
Automobiles — 0.3%
Ford Motor Co.
4.35%, 12/08/26 ................. 5 4,858
3.25%, 02/12/32 ................. 57 44,799
6.10%, 08/19/32 ................. 13 12,598
62,255
Banks — 0.2%
Banco Espirito Santo SA, 4.75%, 01/15/18
(a)(d)(e)
EUR 100 12,472
Bank of America Corp., (1-Day SOFR + 1.99%),
6.20%, 11/10/28
(f)
............... USD 19 19,862
PNC Financial Services Group, Inc. (The),
Series W, (7-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.81%),
6.25%
(a)(f)(g)
................... 17 15,810
48,144
Broadline Retail — 0.4%
(c)
ANGI Group LLC, 3.88%, 08/15/28 ...... 22 16,714
Go Daddy Operating Co. LLC
5.25%, 12/01/27 ................. 5 4,865
3.50%, 03/01/29 ................. 16 13,834
Match Group Holdings II LLC
4.63%, 06/01/28 ................. 15 13,931
4.13%, 08/01/30 ................. 16 13,776
3.63%, 10/01/31 ................. 5 4,069
NMG Holding Co., Inc., 7.13%, 04/01/26 ... 18 16,900
84,089
Building Products — 1.1%
(c)
Advanced Drainage Systems, Inc.
5.00%, 09/30/27 ................. 24 22,808
6.38%, 06/15/30 ................. 28 27,435
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28 ..................... 14 12,963
JELD-WEN, Inc.
6.25%, 05/15/25 ................. 13 12,967
4.63%, 12/15/25 ................. 2 1,855
Masonite International Corp.
5.38%, 02/01/28 ................. 8 7,640
3.50%, 02/15/30 ................. 17 14,090
New Enterprise Stone & Lime Co., Inc.
5.25%, 07/15/28 ................. 9 7,955
9.75%, 07/15/28 ................. 7 6,685
Smyrna Ready Mix Concrete LLC, 6.00%,
11/01/28 ..................... 55 51,631
Standard Industries, Inc.
5.00%, 02/15/27 ................. 2 1,900
4.75%, 01/15/28 ................. 2 1,868
4.38%, 07/15/30 ................. 50 43,500
3.38%, 01/15/31 ................. 23 18,485
Summit Materials LLC, 5.25%, 01/15/29 ... 3 2,835
234,617
Capital Markets — 0.7%
AG TTMT Escrow Issuer LLC, 8.63%,
09/30/27
(c)
.................... 10 10,065
Aretec Escrow Issuer, Inc., 7.50%, 04/01/29
(c)
3 2,452
Blackstone Holdings Finance Co. LLC, 5.90%,
11/03/27
(c)
.................... 36 36,714
Blackstone Private Credit Fund
7.05%, 09/29/25
(c)
................ 5 4,931
3.25%, 03/15/27 ................. 5 4,245
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(c)
............... 19 16,728

BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Morgan Stanley, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.43%), 5.95%, 01/19/38
(f)
.......... USD 10 $ 9,944
MSCI, Inc.
(c)
3.63%, 09/01/30 ................. 9 7,824
3.25%, 08/15/33 ................. 7 5,732
Northern Trust Corp., 6.13%, 11/02/32 .... 14 14,926
Owl Rock Capital Corp.
3.75%, 07/22/25 ................. 5 4,559
3.40%, 07/15/26 ................. 4 3,532
OWL Rock Core Income Corp.
5.50%, 03/21/25 ................. 11 10,711
3.13%, 09/23/26 ................. 3 2,603
7.75%, 09/16/27
(c)
................ 21 20,688
155,654
Chemicals — 1.9%
Ashland LLC, 3.38%, 09/01/31
(c)
........ 13 10,627
Avient Corp., 7.13%, 08/01/30
(c)
........ 9 9,281
Celanese US Holdings LLC, 6.17%, 07/15/27 7 7,040
Chemours Co. (The), 5.75%, 11/15/28
(c)
... 10 8,927
Element Solutions, Inc., 3.88%, 09/01/28
(c)
. 148 129,891
Gates Global LLC, 6.25%, 01/15/26
(c)
..... 32 31,440
HB Fuller Co., 4.25%, 10/15/28 ........ 10 8,871
Illuminate Buyer LLC, 9.00%, 07/01/28
(c)
... 24 21,276
Ingevity Corp., 3.88%, 11/01/28
(c)
....... 9 7,711
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(c)(f)
20 14,400
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29
(c)
.. 11 9,250
Minerals Technologies, Inc., 5.00%, 07/01/28
(c)
20 18,237
NOVA Chemicals Corp., 4.88%, 06/01/24
(c)
. 4 3,946
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 ................. 6 4,786
4.38%, 02/01/32 ................. 3 2,411
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(c)
.................... 43 35,700
WR Grace Holdings LLC
(c)
4.88%, 06/15/27 ................. 15 14,459
5.63%, 08/15/29 ................. 81 68,647
7.38%, 03/01/31 ................. 9 9,034
415,934
Commercial Services & Supplies — 3.5%
ADT Security Corp. (The), 4.13%, 08/01/29
(c)
2 1,783
Allied Universal Holdco LLC
(c)
9.75%, 07/15/27 ................. 132 117,646
4.63%, 06/01/28 ................. 200 169,250
APi Group DE, Inc.
(c)
4.13%, 07/15/29 ................. 14 12,013
4.75%, 10/15/29 ................. 8 7,039
APX Group, Inc.
(c)
6.75%, 02/15/27 ................. 20 19,900
5.75%, 07/15/29 ................. 22 19,690
Aramark Services, Inc.
(c)
5.00%, 04/01/25 ................. 8 7,873
6.38%, 05/01/25 ................. 17 17,125
5.00%, 02/01/28 ................. 37 35,019
Brink's Co. (The), 5.50%, 07/15/25
(c)
..... 4 3,963
Clean Harbors, Inc.
(c)
4.88%, 07/15/27 ................. 2 1,929
5.13%, 07/15/29 ................. 11 10,479
6.38%, 02/01/31 ................. 7 7,142
Covanta Holding Corp.
4.88%, 12/01/29
(c)
................ 12 10,677
5.00%, 09/01/30 ................. 9 7,742
Garda World Security Corp.
(c)
4.63%, 02/15/27 ................. 14 12,567
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
7.75%, 02/15/28 ................. USD 23 $ 22,669
GFL Environmental, Inc.
(c)
4.25%, 06/01/25 ................. 10 9,757
3.75%, 08/01/25 ................. 16 15,376
5.13%, 12/15/26 ................. 23 22,489
4.00%, 08/01/28 ................. 38 34,526
3.50%, 09/01/28 ................. 7 6,335
4.75%, 06/15/29 ................. 23 21,484
4.38%, 08/15/29 ................. 13 11,637
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(c)
.................... 9 8,054
Madison IAQ LLC, 5.88%, 06/30/29
(c)
..... 28 21,630
Neptune Bidco US, Inc., 9.29%, 04/15/29
(c)
. 18 16,688
Prime Security Services Borrower LLC
(c)
5.75%, 04/15/26 ................. 16 15,880
6.25%, 01/15/28 ................. 29 27,115
Stericycle, Inc., 3.88%, 01/15/29
(c)
....... 13 11,349
Waste Pro USA, Inc., 5.50%, 02/15/26
(c)
... 59 54,260
761,086
Communications Equipment — 0.7%
CommScope Technologies LLC, 6.00%,
06/15/25
(c)
.................... 42 39,554
CommScope, Inc.
(c)
6.00%, 03/01/26 ................. 23 22,197
8.25%, 03/01/27 ................. 7 5,734
7.13%, 07/01/28 ................. 9 6,638
4.75%, 09/01/29 ................. 30 25,005
Nokia OYJ, 6.63%, 05/15/39 .......... 8 7,985
Viasat, Inc., 5.63%, 09/15/25
(c)
......... 33 31,286
Viavi Solutions, Inc., 3.75%, 10/01/29
(c)
... 24 20,524
158,923
Construction & Engineering — 0.2%
(c)
Arcosa, Inc., 4.38%, 04/15/29 ......... 28 24,902
Dycom Industries, Inc., 4.50%, 04/15/29 ... 11 9,928
MasTec, Inc., 4.50%, 08/15/28 ......... 15 13,864
48,694
Consumer Finance — 1.8%
American Express Co., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.85%), 3.55%
(f)(g)
............... 60 50,712
Discover Financial Services, 6.70%, 11/29/32 5 5,155
Ford Motor Credit Co. LLC, 4.39%, 01/08/26 200 189,750
Global Aircraft Leasing Co. Ltd.
(c)(h)
Series 2021, 6.50%, (6.50% Cash or 7.25%
PIK), 09/15/24
(f)
................ 15 13,090
6.50%, (6.50% Cash or 7.25% PIK),
09/15/24 .................... 21 18,763
Navient Corp.
7.25%, 09/25/23 ................. 4 3,986
6.13%, 03/25/24 ................. 6 5,919
5.88%, 10/25/24 ................. 2 1,943
5.50%, 03/15/29 ................. 11 9,295
OneMain Finance Corp.
6.88%, 03/15/25 ................. 14 13,566
7.13%, 03/15/26 ................. 16 15,381
3.50%, 01/15/27 ................. 7 5,875
6.63%, 01/15/28 ................. 18 16,502
5.38%, 11/15/29 ................. 13 10,936
4.00%, 09/15/30 ................. 8 6,000
SLM Corp., 3.13%, 11/02/26 .......... 14 11,900
VistaJet Malta Finance plc, 6.38%, 02/01/30
(c)
12 10,695
389,468

BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail — 0.8%
(c)
Albertsons Cos., Inc.
3.25%, 03/15/26 ................. USD 20 $ 18,820
4.63%, 01/15/27 ................. 4 3,868
5.88%, 02/15/28 ................. 27 26,834
6.50%, 02/15/28 ................. 10 10,025
3.50%, 03/15/29 ................. 6 5,221
4.88%, 02/15/30 ................. 15 14,001
Performance Food Group, Inc., 4.25%,
08/01/29 ..................... 31 27,837
United Natural Foods, Inc., 6.75%, 10/15/28 6 5,576
US Foods, Inc.
6.25%, 04/15/25 ................. 23 23,208
4.75%, 02/15/29 ................. 27 24,941
4.63%, 06/01/30 ................. 3 2,706
163,037
Containers & Packaging — 3.3%
Ardagh Metal Packaging Finance USA LLC,
4.00%, 09/01/29
(c)
............... 200 156,500
Ball Corp., 3.13%, 09/15/31 .......... 17 14,068
Clydesdale Acquisition Holdings, Inc.
(c)
6.63%, 04/15/29 ................. 51 49,087
8.75%, 04/15/30 ................. 36 32,715
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 4 4,227
Graphic Packaging International LLC, 4.75%,
07/15/27
(c)
.................... 9 8,565
LABL, Inc.
(c)
5.88%, 11/01/28 ................. 20 17,771
9.50%, 11/01/28 ................. 14 14,123
Mauser Packaging Solutions Holding Co.
(c)
7.88%, 08/15/26 ................. 189 189,000
9.25%, 04/15/27 ................. 4 3,696
Sealed Air Corp.
(c)
4.00%, 12/01/27 ................. 24 22,397
6.13%, 02/01/28 ................. 9 9,100
Trivium Packaging Finance BV, 8.50%,
08/15/27
(c)(i)
................... 200 182,000
703,249
Distributors — 0.1%
(c)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 ............. 4 3,415
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 21 19,189
Resideo Funding, Inc., 4.00%, 09/01/29 ... 5 4,157
Ritchie Bros Holdings, Inc., 6.75%, 03/15/28 5 5,149
31,910
Diversified Consumer Services — 0.1%
Graham Holdings Co., 5.75%, 06/01/26
(c)
.. 3 2,941
Metis Merger Sub LLC, 6.50%, 05/15/29
(c)
.. 11 9,162
Service Corp. International
5.13%, 06/01/29 ................. 2 1,929
4.00%, 05/15/31 ................. 20 17,564
31,596
Diversified REITs — 1.0%
Global Net Lease, Inc., 3.75%, 12/15/27
(c)
.. 11 8,703
GLP Capital LP, 3.25%, 01/15/32 ....... 31 25,152
HAT Holdings I LLC, 3.38%, 06/15/26
(c)
... 16 13,880
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(c)
...... 12 10,305
Uniti Group LP, 10.50%, 02/15/28
(c)
...... 30 29,100
VICI Properties LP
5.63%, 05/01/24
(c)
................ 4 3,965
3.50%, 02/15/25
(c)
................ 9 8,530
4.63%, 06/15/25
(c)
................ 2 1,934
4.25%, 12/01/26
(c)
................ 7 6,531
4.50%, 01/15/28
(c)
................ 7 6,482
Security
Par (000)
Par (000) Value
Diversified REITs (continued)
3.88%, 02/15/29
(c)
................ USD 3 $ 2,667
4.63%, 12/01/29
(c)
................ 28 25,489
4.13%, 08/15/30
(c)
................ 25 22,082
5.13%, 05/15/32 ................. 44 41,454
206,274
Diversified Telecommunication Services — 5.3%
Altice France Holding SA, 10.50%, 05/15/27
(c)
200 153,000
CCO Holdings LLC
5.38%, 06/01/29
(c)
................ 22 20,201
6.38%, 09/01/29
(c)
................ 51 48,705
4.75%, 03/01/30
(c)
................ 26 22,526
4.50%, 08/15/30
(c)
................ 12 10,140
4.25%, 02/01/31
(c)
................ 73 59,689
7.38%, 03/01/31
(c)
................ 20 19,688
4.75%, 02/01/32
(c)
................ 58 48,712
4.50%, 05/01/32 ................. 2 1,636
4.50%, 06/01/33
(c)
................ 28 22,541
4.25%, 01/15/34
(c)
................ 49 38,324
Frontier Communications Holdings LLC
(c)
5.88%, 10/15/27 ................. 28 25,455
5.00%, 05/01/28 ................. 44 38,181
8.75%, 05/15/30 ................. 69 68,725
Level 3 Financing, Inc.
(c)
3.40%, 03/01/27 ................. 28 22,146
4.63%, 09/15/27 ................. 9 5,411
4.25%, 07/01/28 ................. 19 10,720
3.63%, 01/15/29 ................. 11 6,082
3.75%, 07/15/29 ................. 18 9,597
3.88%, 11/15/29 ................. 24 17,370
Lumen Technologies, Inc.
(c)
4.00%, 02/15/27 ................. 64 42,240
4.50%, 01/15/29 ................. 27 12,082
5.38%, 06/15/29 ................. 5 2,425
Sprint Capital Corp.
6.88%, 11/15/28 ................. 63 67,695
8.75%, 03/15/32 ................. 92 112,010
Telecom Italia Capital SA
6.38%, 11/15/33 ................. 14 12,676
6.00%, 09/30/34 ................. 29 24,868
7.20%, 07/18/36 ................. 6 5,428
Zayo Group Holdings, Inc.
(c)
4.00%, 03/01/27 ................. 179 136,040
6.13%, 03/01/28 ................. 123 74,809
1,139,122
Electric Utilities — 0.7%
Edison International, Series B, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.90%), 5.00%
(f)(g)
......... 15 12,427
FirstEnergy Corp., Series C, 3.40%, 03/01/50 35 24,002
FirstEnergy Transmission LLC
(c)
5.45%, 07/15/44 ................. 30 28,741
4.55%, 04/01/49 ................. 10 8,416
NRG Energy, Inc.
5.75%, 01/15/28 ................. 4 3,923
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.92%),
10.25%
(c)(f)(g)
.................. 28 26,757
7.00%, 03/15/33
(c)
................ 15 15,539
Pattern Energy Operations LP, 4.50%,
08/15/28
(c)
.................... 22 20,127
Vistra Operations Co. LLC
(c)
5.50%, 09/01/26 ................. 2 1,941
5.00%, 07/31/27 ................. 2 1,891

BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
4.38%, 05/01/29 ................. USD 4 $ 3,542
147,306
Electrical Equipment — 0.6%
(c)
Regal Rexnord Corp.
6.05%, 02/15/26 ................. 10 10,044
6.05%, 04/15/28 ................. 33 33,014
6.30%, 02/15/30 ................. 15 15,104
6.40%, 04/15/33 ................. 10 10,006
Sensata Technologies BV, 5.63%, 11/01/24 . 9 8,973
Vertiv Group Corp., 4.13%, 11/15/28 ..... 70 61,765
138,906
Electronic Equipment, Instruments & Components — 0.6%
CDW LLC
3.28%, 12/01/28 ................. 2 1,761
3.25%, 02/15/29 ................. 18 15,831
Coherent Corp., 5.00%, 12/15/29
(c)
...... 51 46,293
Sensata Technologies, Inc.
(c)
4.38%, 02/15/30 ................. 57 51,936
3.75%, 02/15/31 ................. 8 7,000
122,821
Energy Equipment & Services — 2.0%
Archrock Partners LP
(c)
6.88%, 04/01/27 ................. 27 26,494
6.25%, 04/01/28 ................. 42 40,320
Enerflex Ltd., 9.00%, 10/15/27
(c)
........ 16 15,560
Nabors Industries Ltd.
(c)
7.25%, 01/15/26 ................. 12 11,445
7.50%, 01/15/28 ................. 23 21,227
Nabors Industries, Inc.
5.75%, 02/01/25 ................. 51 49,406
7.38%, 05/15/27
(c)
................ 38 37,217
Precision Drilling Corp., 6.88%, 01/15/29
(c)
. 5 4,537
Tervita Corp., 11.00%, 12/01/25
(c)
....... 7 7,507
Transocean Titan Financing Ltd., 8.38%,
02/01/28
(c)
.................... 12 12,349
Transocean, Inc.
(c)
7.50%, 01/15/26 ................. 18 16,343
11.50%, 01/30/27 ................ 14 14,459
8.75%, 02/15/30 ................. 61 62,220
USA Compression Partners LP
6.88%, 04/01/26 ................. 45 43,738
6.88%, 09/01/27 ................. 24 22,934
Weatherford International Ltd.
(c)
11.00%, 12/01/24 ................ 2 2,052
6.50%, 09/15/28 ................. 16 16,027
8.63%, 04/30/30 ................. 27 27,623
431,458
Entertainment — 1.2%
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29
(c)
.................... 16 10,520
Live Nation Entertainment, Inc.
(c)
4.88%, 11/01/24 ................. 3 2,940
5.63%, 03/15/26 ................. 4 3,870
6.50%, 05/15/27 ................. 90 90,967
4.75%, 10/15/27 ................. 42 38,850
3.75%, 01/15/28 ................. 13 11,635
Warnermedia Holdings, Inc.
6.41%, 03/15/26 ................. 5 5,025
5.14%, 03/15/52
(c)
................ 70 56,716
5.39%, 03/15/62
(c)
................ 37 29,908
250,431
Security
Par (000)
Par (000) Value
Financial Services — 2.7%
Block, Inc.
2.75%, 06/01/26 ................. USD 24 $ 21,882
3.50%, 06/01/31 ................. 114 93,623
Enact Holdings, Inc., 6.50%, 08/15/25
(c)
... 39 38,025
Global Payments, Inc.
3.20%, 08/15/29 ................. 35 30,787
2.90%, 05/15/30 ................. 39 33,024
5.40%, 08/15/32 ................. 8 7,844
Home Point Capital, Inc., 5.00%, 02/01/26
(c)
. 14 10,504
MGIC Investment Corp., 5.25%, 08/15/28 .. 16 15,208
Nationstar Mortgage Holdings, Inc.
(c)
6.00%, 01/15/27 ................. 5 4,538
5.13%, 12/15/30 ................. 8 6,147
5.75%, 11/15/31 ................. 10 7,757
Rocket Mortgage LLC, 2.88%, 10/15/26
(c)
.. 52 46,540
Sabre GLBL, Inc.
(c)
9.25%, 04/15/25 ................. 14 13,188
7.38%, 09/01/25 ................. 21 18,763
11.25%, 12/15/27 ................ 9 8,387
Shift4 Payments LLC, 4.63%, 11/01/26
(c)
... 61 57,340
Verscend Escrow Corp., 9.75%, 08/15/26
(c)
. 165 165,000
578,557
Food Products — 1.3%
Chobani LLC
(c)
7.50%, 04/15/25 ................. 91 88,727
4.63%, 11/15/28 ................. 59 53,764
Darling Ingredients, Inc., 6.00%, 06/15/30
(c)
. 39 38,867
JBS USA LUX SA, 3.75%, 12/01/31
(c)
..... 13 10,736
Lamb Weston Holdings, Inc.
(c)
4.88%, 05/15/28 ................. 8 7,760
4.13%, 01/31/30 ................. 24 21,960
4.38%, 01/31/32 ................. 43 38,997
Pilgrim's Pride Corp., 3.50%, 03/01/32 .... 3 2,441
Post Holdings, Inc., 4.63%, 04/15/30
(c)
.... 4 3,585
Simmons Foods, Inc., 4.63%, 03/01/29
(c)
... 13 10,564
277,401
Gas Utilities — 0.0%
Suburban Propane Partners LP, 5.00%,
06/01/31
(c)
.................... 8 6,990
Ground Transportation — 1.4%
Hertz Corp. (The)
(c)
4.63%, 12/01/26 ................. 10 9,055
5.00%, 12/01/29 ................. 6 4,969
NESCO Holdings II, Inc., 5.50%, 04/15/29
(c)
. 21 18,998
Uber Technologies, Inc.
7.50%, 05/15/25
(c)
................ 52 52,667
0.00%, 12/15/25
(j)(k)
............... 27 23,754
8.00%, 11/01/26
(c)
................ 15 15,379
7.50%, 09/15/27
(c)
................ 32 32,995
6.25%, 01/15/28
(c)
................ 30 29,925
4.50%, 08/15/29
(c)
................ 71 64,699
Williams Scotsman International, Inc.
(c)
6.13%, 06/15/25 ................. 11 10,931
4.63%, 08/15/28 ................. 25 22,742
XPO Escrow Sub LLC, 7.50%, 11/15/27
(c)
.. 6 6,240
292,354
Health Care Equipment & Supplies — 1.0%
Avantor Funding, Inc.
(c)
4.63%, 07/15/28 ................. 33 31,267
3.88%, 11/01/29 ................. 33 29,535
Embecta Corp., 6.75%, 02/15/30
(c)
...... 6 5,460
Garden Spinco Corp., 8.63%, 07/20/30
(c)
... 13 13,890

BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
Medline Borrower LP
(c)
3.88%, 04/01/29 ................. USD 27 $ 23,422
5.25%, 10/01/29 ................. 89 77,218
Teleflex, Inc.
4.63%, 11/15/27 ................. 2 1,954
4.25%, 06/01/28
(c)
................ 33 31,380
214,126
Health Care Providers & Services — 2.9%
Acadia Healthcare Co., Inc.
(c)
5.50%, 07/01/28 ................. 5 4,844
5.00%, 04/15/29 ................. 6 5,640
AdaptHealth LLC
(c)
6.13%, 08/01/28 ................. 6 5,509
5.13%, 03/01/30 ................. 2 1,697
AHP Health Partners, Inc., 5.75%, 07/15/29
(c)
28 23,520
Cano Health LLC, 6.25%, 10/01/28
(c)
..... 6 3,285
Centene Corp.
2.45%, 07/15/28 ................. 11 9,570
3.00%, 10/15/30 ................. 82 69,051
2.50%, 03/01/31 ................. 56 45,349
2.63%, 08/01/31 ................. 7 5,672
Community Health Systems, Inc.
(c)
5.63%, 03/15/27 ................. 22 19,313
6.00%, 01/15/29 ................. 38 32,143
5.25%, 05/15/30 ................. 31 24,318
4.75%, 02/15/31 ................. 25 18,457
Encompass Health Corp.
4.50%, 02/01/28 ................. 5 4,661
4.75%, 02/01/30 ................. 35 31,822
4.63%, 04/01/31 ................. 17 14,850
HCA, Inc., 4.63%, 03/15/52
(c)
.......... 13 10,794
HealthEquity, Inc., 4.50%, 10/01/29
(c)
..... 36 31,985
Legacy LifePoint Health LLC
(c)
6.75%, 04/15/25 ................. 24 22,775
4.38%, 02/15/27 ................. 9 7,361
ModivCare, Inc., 5.88%, 11/15/25
(c)
...... 10 9,587
Molina Healthcare, Inc.
(c)
4.38%, 06/15/28 ................. 18 16,745
3.88%, 11/15/30 ................. 7 6,108
Option Care Health, Inc., 4.38%, 10/31/29
(c)
. 15 13,246
Surgery Center Holdings, Inc.
(c)
6.75%, 07/01/25 ................. 22 21,352
10.00%, 04/15/27 ................ 22 22,431
Tenet Healthcare Corp.
4.63%, 09/01/24 ................. 13 12,771
4.88%, 01/01/26 ................. 44 43,136
6.25%, 02/01/27 ................. 7 6,884
5.13%, 11/01/27 ................. 18 17,281
4.63%, 06/15/28 ................. 7 6,456
6.13%, 10/01/28 ................. 17 16,293
4.25%, 06/01/29 ................. 3 2,714
6.13%, 06/15/30
(c)
................ 27 26,635
614,255
Health Care REITs — 0.3%
MPT Operating Partnership LP
4.63%, 08/01/29 ................. 27 19,946
3.50%, 03/15/31 ................. 75 50,490
70,436
Hotel & Resort REITs — 0.4%
RHP Hotel Properties LP
4.75%, 10/15/27 ................. 35 32,802
4.50%, 02/15/29
(c)
................ 30 27,098
RLJ Lodging Trust LP
(c)
3.75%, 07/01/26 ................. 11 10,070
Security
Par (000)
Par (000) Value
Hotel & Resort REITs (continued)
4.00%, 09/15/29 ................. USD 8 $ 6,681
76,651
Hotels, Restaurants & Leisure — 6.7%
1011778 BC ULC
(c)
3.88%, 01/15/28 ................. 11 10,230
4.38%, 01/15/28 ................. 26 24,002
4.00%, 10/15/30 ................. 16 13,720
Boyd Gaming Corp.
4.75%, 12/01/27 ................. 12 11,509
4.75%, 06/15/31
(c)
................ 25 22,705
Boyne USA, Inc., 4.75%, 05/15/29
(c)
..... 16 14,284
Caesars Entertainment, Inc.
(c)
6.25%, 07/01/25 ................. 72 72,003
8.13%, 07/01/27 ................. 66 67,320
4.63%, 10/15/29 ................. 70 61,215
7.00%, 02/15/30 ................. 83 84,453
Caesars Resort Collection LLC, 5.75%,
07/01/25
(c)
.................... 16 16,003
Carnival Corp.
(c)
7.63%, 03/01/26 ................. 10 9,125
5.75%, 03/01/27 ................. 53 43,477
9.88%, 08/01/27 ................. 21 21,632
4.00%, 08/01/28 ................. 59 50,789
6.00%, 05/01/29 ................. 39 31,005
Carnival Holdings Bermuda Ltd., 10.38%,
05/01/28
(c)
.................... 129 138,773
CCM Merger, Inc., 6.38%, 05/01/26
(c)
..... 15 14,645
CDI Escrow Issuer, Inc., 5.75%, 04/01/30
(c)
. 33 31,873
Cedar Fair LP
5.50%, 05/01/25
(c)
................ 19 18,988
5.38%, 04/15/27 ................. 6 5,734
6.50%, 10/01/28 ................. 5 4,851
Churchill Downs, Inc.
(c)
5.50%, 04/01/27 ................. 33 32,310
4.75%, 01/15/28 ................. 28 26,220
Fertitta Entertainment LLC
(c)
4.63%, 01/15/29 ................. 48 42,130
6.75%, 01/15/30 ................. 2 1,645
Hilton Domestic Operating Co., Inc.
5.38%, 05/01/25
(c)
................ 12 11,977
5.75%, 05/01/28
(c)
................ 15 15,000
3.75%, 05/01/29
(c)
................ 9 8,055
4.88%, 01/15/30 ................. 17 16,284
Hilton Worldwide Finance LLC, 4.88%,
04/01/27 ..................... 4 3,946
IRB Holding Corp., 7.00%, 06/15/25
(c)
.... 16 16,049
Life Time, Inc.
(c)
5.75%, 01/15/26 ................. 27 26,229
8.00%, 04/15/26 ................. 19 18,124
Lindblad Expeditions LLC, 6.75%, 02/15/27
(c)
23 22,266
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(c)
17 12,587
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(c)
.................... 18 15,648
NCL Corp. Ltd.
(c)
5.88%, 03/15/26 ................. 20 17,022
8.38%, 02/01/28 ................. 9 9,031
7.75%, 02/15/29 ................. 3 2,572
NCL Finance Ltd., 6.13%, 03/15/28
(c)
..... 11 8,913
Premier Entertainment Sub LLC
(c)
5.63%, 09/01/29 ................. 10 7,381
5.88%, 09/01/31 ................. 10 7,189
Raptor Acquisition Corp., 4.88%, 11/01/26
(c)
. 15 13,950
Royal Caribbean Cruises Ltd.
(c)
11.50%, 06/01/25 ................ 12 12,795
4.25%, 07/01/26 ................. 6 5,385

BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
5.50%, 08/31/26 ................. USD 11 $ 10,291
5.38%, 07/15/27 ................. 12 10,688
11.63%, 08/15/27 ................ 13 13,963
5.50%, 04/01/28 ................. 16 14,126
8.25%, 01/15/29 ................. 13 13,600
9.25%, 01/15/29 ................. 24 25,500
7.25%, 01/15/30 ................. 17 17,106
Scientific Games International, Inc.
(c)
8.63%, 07/01/25 ................. 18 18,428
7.00%, 05/15/28 ................. 13 12,870
7.25%, 11/15/29 ................. 14 14,027
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(c)
13 13,134
Station Casinos LLC
(c)
4.50%, 02/15/28 ................. 16 14,440
4.63%, 12/01/31 ................. 21 17,735
Vail Resorts, Inc., 6.25%, 05/15/25
(c)
..... 14 14,033
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(c)
.................... 10 8,583
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(c)
.................... 16 14,740
Wynn Las Vegas LLC, 5.25%, 05/15/27
(c)
.. 28 26,460
Wynn Resorts Finance LLC
(c)
5.13%, 10/01/29 ................. 38 34,518
7.13%, 02/15/31 ................. 18 18,258
1,433,544
Household Durables — 0.8%
Ashton Woods USA LLC
(c)
6.63%, 01/15/28 ................. 7 6,347
4.63%, 08/01/29 ................. 8 6,480
4.63%, 04/01/30 ................. 8 6,587
Brookfield Residential Properties, Inc.
(c)
5.00%, 06/15/29 ................. 17 13,005
4.88%, 02/15/30 ................. 15 11,312
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(c)
13 11,148
Installed Building Products, Inc., 5.75%,
02/01/28
(c)
.................... 13 11,971
K. Hovnanian Enterprises, Inc., 7.75%,
02/15/26
(c)
.................... 20 19,600
KB Home, 7.25%, 07/15/30 ........... 5 5,071
Mattamy Group Corp.
(c)
5.25%, 12/15/27 ................. 14 13,177
4.63%, 03/01/30 ................. 11 9,568
Meritage Homes Corp., 5.13%, 06/06/27 ... 4 3,890
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(c)
26 15,990
Taylor Morrison Communities, Inc.
(c)
5.88%, 06/15/27 ................. 9 8,829
5.13%, 08/01/30 ................. 5 4,616
Tempur Sealy International, Inc.
(c)
4.00%, 04/15/29 ................. 12 10,557
3.88%, 10/15/31 ................. 7 5,845
TRI Pointe Homes, Inc., 5.70%, 06/15/28 .. 5 4,811
168,804
Household Products — 0.2%
Central Garden & Pet Co.
4.13%, 10/15/30 ................. 18 15,905
4.13%, 04/30/31
(c)
................ 16 13,815
Spectrum Brands, Inc.
(c)
5.00%, 10/01/29 ................. 9 7,811
5.50%, 07/15/30 ................. 3 2,640
40,171
Independent Power and Renewable Electricity Producers — 0.3%
Calpine Corp.
(c)
5.13%, 03/15/28 ................. 34 31,129
5.00%, 02/01/31 ................. 5 4,233
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers
(continued)
Clearway Energy Operating LLC
(c)
4.75%, 03/15/28 ................. USD 15 $ 14,325
3.75%, 01/15/32 ................. 22 18,284
TransAlta Corp., 7.75%, 11/15/29 ....... 7 7,356
75,327
Insurance — 3.3%
(c)
Acrisure LLC, 6.00%, 08/01/29 ......... 19 15,700
Alliant Holdings Intermediate LLC
4.25%, 10/15/27 ................. 98 87,778
6.75%, 10/15/27 ................. 124 115,010
6.75%, 04/15/28 ................. 38 37,572
5.88%, 11/01/29 ................. 119 100,352
AmWINS Group, Inc., 4.88%, 06/30/29 .... 22 19,470
GTCR AP Finance, Inc., 8.00%, 05/15/27 .. 22 20,994
HUB International Ltd.
7.00%, 05/01/26 ................. 62 60,934
5.63%, 12/01/29 ................. 3 2,614
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/30 ................. 17 17,620
10.50%, 12/15/30 ................ 17 17,122
NFP Corp.
4.88%, 08/15/28 ................. 82 73,964
6.88%, 08/15/28 ................. 142 121,856
7.50%, 10/01/30 ................. 8 7,730
Ryan Specialty Group LLC, 4.38%, 02/01/30 12 10,493
709,209
IT Services — 0.7%
Ahead DB Holdings LLC, 6.63%, 05/01/28
(c)
. 14 11,594
Arches Buyer, Inc., 4.25%, 06/01/28
(c)
.... 9 7,522
Booz Allen Hamilton, Inc.
(c)
3.88%, 09/01/28 ................. 13 11,863
4.00%, 07/01/29 ................. 19 17,146
Gartner, Inc.
(c)
4.50%, 07/01/28 ................. 11 10,441
3.63%, 06/15/29 ................. 4 3,570
Northwest Fiber LLC
(c)
4.75%, 04/30/27 ................. 18 15,378
6.00%, 02/15/28 ................. 7 5,179
Presidio Holdings, Inc., 4.88%, 02/01/27
(c)
.. 2 1,911
Tempo Acquisition LLC, 5.75%, 06/01/25
(c)
. 15 14,872
Twilio, Inc.
3.63%, 03/15/29 ................. 12 10,350
3.88%, 03/15/31 ................. 45 38,183
148,009
Leisure Products — 0.2%
Mattel, Inc.
3.75%, 04/01/29
(c)
................ 5 4,492
6.20%, 10/01/40 ................. 14 12,609
5.45%, 11/01/41 ................. 26 21,892
38,993
Life Sciences Tools & Services — 0.0%
Charles River Laboratories International, Inc.
(c)
4.25%, 05/01/28 ................. 10 9,359
4.00%, 03/15/31 ................. 2 1,750
11,109
Machinery — 1.9%
Amsted Industries, Inc., 5.63%, 07/01/27
(c)
. 15 14,588
ATS Corp., 4.13%, 12/15/28
(c)
......... 9 7,982
Chart Industries, Inc.
(c)
7.50%, 01/01/30 ................. 40 41,329
9.50%, 01/01/31 ................. 6 6,330
EnPro Industries, Inc., 5.75%, 10/15/26 ... 16 15,560

BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Machinery (continued)
GrafTech Finance, Inc., 4.63%, 12/15/28
(c)
.. USD 11 $ 9,172
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(c)(h)
........ 31 26,195
Mueller Water Products, Inc., 4.00%, 06/15/29
(c)
3 2,680
OT Merger Corp., 7.88%, 10/15/29
(c)
..... 9 5,310
Roller Bearing Co. of America, Inc., 4.38%,
10/15/29
(c)
.................... 10 8,929
Terex Corp., 5.00%, 05/15/29
(c)
........ 29 26,985
Titan Acquisition Ltd., 7.75%, 04/15/26
(c)
... 42 35,175
Titan International, Inc., 7.00%, 04/30/28 .. 7 6,307
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(c)
200 188,820
Wabash National Corp., 4.50%, 10/15/28
(c)
. 17 14,739
410,101
Media — 4.3%
AMC Networks, Inc.
4.75%, 08/01/25 ................. 12 10,642
4.25%, 02/15/29 ................. 10 6,148
Block Communications, Inc., 4.88%, 03/01/28
(c)
7 6,049
Cable One, Inc.
0.00%, 03/15/26
(j)(k)
............... 5 3,945
1.13%, 03/15/28
(j)
................ 17 12,427
4.00%, 11/15/30
(c)
................ 25 20,349
Charter Communications Operating LLC,
5.50%, 04/01/63 ................ 4 3,246
Clear Channel Outdoor Holdings, Inc.
(c)
5.13%, 08/15/27 ................. 102 91,545
7.75%, 04/15/28 ................. 76 57,000
7.50%, 06/01/29 ................. 72 51,170
CMG Media Corp., 8.88%, 12/15/27
(c)
.... 30 22,680
CSC Holdings LLC
5.25%, 06/01/24 ................. 26 25,090
6.50%, 02/01/29
(c)
................ 200 166,102
DirecTV Financing LLC, 5.88%, 08/15/27
(c)
. 35 31,700
DISH DBS Corp.
5.25%, 12/01/26
(c)
................ 94 75,002
5.75%, 12/01/28
(c)
................ 18 13,433
5.13%, 06/01/29 ................. 27 14,377
DISH Network Corp., 11.75%, 11/15/27
(c)
.. 48 46,560
GCI LLC, 4.75%, 10/15/28
(c)
.......... 12 10,353
Midcontinent Communications, 5.38%,
08/15/27
(c)
.................... 16 14,480
Outfront Media Capital LLC
(c)
5.00%, 08/15/27 ................. 35 31,529
4.25%, 01/15/29 ................. 20 16,600
4.63%, 03/15/30 ................. 7 5,838
Radiate Holdco LLC
(c)
4.50%, 09/15/26 ................. 29 22,693
6.50%, 09/15/28 ................. 63 25,830
Sinclair Television Group, Inc., 4.13%,
12/01/30
(c)
.................... 40 32,250
Sirius XM Radio, Inc.
(c)
3.13%, 09/01/26 ................. 24 21,648
5.00%, 08/01/27 ................. 45 42,129
4.00%, 07/15/28 ................. 9 7,731
Stagwell Global LLC, 5.63%, 08/15/29
(c)
... 8 7,016
TEGNA, Inc., 4.75%, 03/15/26
(c)
........ 2 1,897
Univision Communications, Inc.
(c)
5.13%, 02/15/25 ................. 11 10,804
6.63%, 06/01/27 ................. 9 8,534
7.38%, 06/30/30 ................. 15 14,181
930,978
Metals & Mining — 3.5%
Arconic Corp.
(c)
6.00%, 05/15/25 ................. 15 15,000
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
6.13%, 02/15/28 ................. USD 45 $ 44,267
ATI, Inc.
5.88%, 12/01/27 ................. 13 12,700
4.88%, 10/01/29 ................. 8 7,280
5.13%, 10/01/31 ................. 21 19,110
Big River Steel LLC, 6.63%, 01/31/29
(c)
... 118 117,098
Carpenter Technology Corp.
6.38%, 07/15/28 ................. 6 5,853
7.63%, 03/15/30 ................. 21 21,721
Commercial Metals Co.
4.13%, 01/15/30 ................. 3 2,648
4.38%, 03/15/32 ................. 4 3,441
Constellium SE, 5.88%, 02/15/26
(c)
...... 250 250,275
ERO Copper Corp., 6.50%, 02/15/30
(c)
.... 14 12,189
Kaiser Aluminum Corp.
(c)
4.63%, 03/01/28 ................. 29 25,811
4.50%, 06/01/31 ................. 31 25,457
New Gold, Inc., 7.50%, 07/15/27
(c)
...... 39 37,540
Novelis Corp.
(c)
3.25%, 11/15/26 ................. 58 53,004
4.75%, 01/30/30 ................. 66 60,641
3.88%, 08/15/31 ................. 54 45,481
759,516
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
(c)
Ladder Capital Finance Holdings LLLP
5.25%, 10/01/25 ................. 3 2,639
4.25%, 02/01/27 ................. 8 6,320
4.75%, 06/15/29 ................. 4 2,891
Starwood Property Trust, Inc., 4.38%, 01/15/27 6 4,959
16,809
Oil, Gas & Consumable Fuels — 11.4%
Aethon United BR LP, 8.25%, 02/15/26
(c)
... 46 45,136
Antero Midstream Partners LP
(c)
5.75%, 03/01/27 ................. 16 15,632
5.38%, 06/15/29 ................. 17 16,000
Antero Resources Corp., 7.63%, 02/01/29
(c)
. 6 6,135
Apache Corp.
4.25%, 01/15/30 ................. 12 10,950
5.10%, 09/01/40 ................. 14 11,865
5.35%, 07/01/49 ................. 11 8,501
Ascent Resources Utica Holdings LLC
(c)
9.00%, 11/01/27 ................. 50 60,738
5.88%, 06/30/29 ................. 39 34,417
Buckeye Partners LP
4.13%, 03/01/25
(c)
................ 3 2,838
5.85%, 11/15/43 ................. 14 10,571
5.60%, 10/15/44 ................. 8 5,665
Callon Petroleum Co.
8.25%, 07/15/25 ................. 6 5,958
6.38%, 07/01/26 ................. 12 11,400
8.00%, 08/01/28
(c)
................ 5 4,953
7.50%, 06/15/30
(c)
................ 60 56,400
Cheniere Energy Partners LP
4.50%, 10/01/29 ................. 54 50,167
4.00%, 03/01/31 ................. 30 26,698
3.25%, 01/31/32 ................. 44 36,349
Chesapeake Energy Corp.
(c)
5.88%, 02/01/29 ................. 1 952
6.75%, 04/15/29 ................. 38 37,725
CITGO Petroleum Corp.
(c)
7.00%, 06/15/25 ................. 25 24,665
6.38%, 06/15/26 ................. 20 19,500
Civitas Resources, Inc., 5.00%, 10/15/26
(c)
. 7 6,580
CNX Midstream Partners LP, 4.75%, 04/15/30
(c)
15 12,900

BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
CNX Resources Corp.
(c)
6.00%, 01/15/29 ................. USD 3 $ 2,805
7.38%, 01/15/31 ................. 14 13,790
Comstock Resources, Inc.
(c)
6.75%, 03/01/29 ................. 39 35,687
5.88%, 01/15/30 ................. 50 42,957
Crescent Energy Finance LLC
(c)
7.25%, 05/01/26 ................. 39 36,660
9.25%, 02/15/28 ................. 16 15,340
Crestwood Midstream Partners LP
(c)
5.63%, 05/01/27 ................. 12 11,561
6.00%, 02/01/29 ................. 14 13,328
8.00%, 04/01/29 ................. 2 2,040
7.38%, 02/01/31 ................. 6 6,000
CrownRock LP, 5.63%, 10/15/25
(c)
....... 58 56,843
DCP Midstream Operating LP
(c)
6.45%, 11/03/36 ................. 13 13,483
6.75%, 09/15/37 ................. 20 21,694
Diamondback Energy, Inc.
6.25%, 03/15/33 ................. 32 33,817
4.25%, 03/15/52 ................. 12 9,415
DT Midstream, Inc.
(c)
4.13%, 06/15/29 ................. 25 21,918
4.38%, 06/15/31 ................. 12 10,454
Earthstone Energy Holdings LLC, 8.00%,
04/15/27
(c)
.................... 17 16,496
El Paso Natural Gas Co. LLC, 3.50%,
02/15/32
(c)
.................... 9 7,735
Energy Transfer LP
Series H, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.69%),
6.50%
(f)(g)
.................... 35 30,800
3.75%, 05/15/30 ................. 51 47,063
EnLink Midstream LLC
5.63%, 01/15/28
(c)
................ 28 27,440
5.38%, 06/01/29 ................. 21 20,212
6.50%, 09/01/30
(c)
................ 18 18,202
EnLink Midstream Partners LP
4.85%, 07/15/26 ................. 2 1,925
5.60%, 04/01/44 ................. 22 17,956
5.45%, 06/01/47 ................. 2 1,594
EQM Midstream Partners LP
6.00%, 07/01/25
(c)
................ 9 8,897
4.13%, 12/01/26 ................. 5 4,541
6.50%, 07/01/27
(c)
................ 30 29,078
4.50%, 01/15/29
(c)
................ 3 2,550
7.50%, 06/01/30
(c)
................ 6 5,813
4.75%, 01/15/31
(c)
................ 22 18,260
Genesis Energy LP
6.50%, 10/01/25 ................. 6 5,812
7.75%, 02/01/28 ................. 16 15,513
8.88%, 04/15/30 ................. 9 9,112
Gulfport Energy Corp., 8.00%, 05/17/26
(c)
.. 3 2,475
Harvest Midstream I LP, 7.50%, 09/01/28
(c)
. 5 4,987
Hess Midstream Operations LP, 4.25%,
02/15/30
(c)
.................... 20 17,862
Hilcorp Energy I LP
(c)
6.25%, 11/01/28 ................. 7 6,643
5.75%, 02/01/29 ................. 10 9,205
ITT Holdings LLC, 6.50%, 08/01/29
(c)
..... 27 22,797
Kinder Morgan, Inc., 4.80%, 02/01/33 .... 24 23,156
Kinetik Holdings LP, 5.88%, 06/15/30
(c)
.... 48 46,200
Magnolia Oil & Gas Operating LLC, 6.00%,
08/01/26
(c)
.................... 2 1,945
Matador Resources Co., 5.88%, 09/15/26 .. 16 15,786
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
MPLX LP, 4.95%, 03/14/52 ........... USD 21 $ 18,253
Murphy Oil Corp.
5.75%, 08/15/25 ................. 3 2,963
5.88%, 12/01/27 ................. 4 3,896
6.13%, 12/01/42
(i)
................ 3 2,485
New Fortress Energy, Inc.
(c)
6.75%, 09/15/25 ................. 89 85,662
6.50%, 09/30/26 ................. 83 76,360
NGL Energy Operating LLC, 7.50%, 02/01/26
(c)
13 12,543
NGPL PipeCo LLC, 7.77%, 12/15/37
(c)
.... 25 27,549
Northern Oil & Gas, Inc., 8.13%, 03/01/28
(c)
. 84 83,324
NuStar Logistics LP
5.75%, 10/01/25 ................. 12 11,670
6.00%, 06/01/26 ................. 13 12,743
6.38%, 10/01/30 ................. 2 1,919
Occidental Petroleum Corp.
6.95%, 07/01/24 ................. 4 4,050
5.88%, 09/01/25 ................. 2 2,016
8.88%, 07/15/30 ................. 18 20,937
6.63%, 09/01/30 ................. 71 74,775
6.13%, 01/01/31 ................. 2 2,075
7.50%, 05/01/31 ................. 10 11,029
6.45%, 09/15/36 ................. 18 18,926
6.20%, 03/15/40 ................. 37 37,200
4.63%, 06/15/45 ................. 2 1,602
6.60%, 03/15/46 ................. 16 16,822
4.40%, 04/15/46 ................. 7 5,547
4.20%, 03/15/48 ................. 2 1,550
Parkland Corp., 5.88%, 07/15/27
(c)
...... 23 22,312
PDC Energy, Inc.
6.13%, 09/15/24 ................. 2 1,990
5.75%, 05/15/26 ................. 2 1,947
Permian Resources Operating LLC
(c)
5.38%, 01/15/26 ................. 9 8,530
7.75%, 02/15/26 ................. 41 41,103
6.88%, 04/01/27 ................. 26 25,436
5.88%, 07/01/29 ................. 30 28,407
Plains All American Pipeline LP, 3.55%,
12/15/29 ..................... 10 8,941
Range Resources Corp., 4.88%, 05/15/25 .. 5 4,902
Rockcliff Energy II LLC, 5.50%, 10/15/29
(c)
. 24 21,270
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(c)
.................... 2 1,782
SM Energy Co.
5.63%, 06/01/25 ................. 11 10,665
6.75%, 09/15/26 ................. 18 17,652
6.50%, 07/15/28 ................. 7 6,680
Southwestern Energy Co., 5.38%, 02/01/29 . 24 22,620
Sunoco LP
6.00%, 04/15/27 ................. 6 5,924
5.88%, 03/15/28 ................. 2 1,920
Tallgrass Energy Partners LP
(c)
7.50%, 10/01/25 ................. 2 1,999
6.00%, 03/01/27 ................. 3 2,840
5.50%, 01/15/28 ................. 2 1,829
6.00%, 12/31/30 ................. 2 1,787
6.00%, 09/01/31 ................. 10 8,843
Tap Rock Resources LLC, 7.00%, 10/01/26
(c)
79 69,209
TerraForm Power Operating LLC, 4.75%,
01/15/30
(c)
.................... 9 8,070
Venture Global Calcasieu Pass LLC
(c)
3.88%, 08/15/29 ................. 69 62,238
4.13%, 08/15/31 ................. 56 49,200
3.88%, 11/01/33 ................. 91 76,440
Vermilion Energy, Inc., 6.88%, 05/01/30
(c)
.. 11 10,018

BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Western Midstream Operating LP
6.15%, 04/01/33 ................. USD 5 $ 5,068
5.45%, 04/01/44 ................. 19 16,568
5.30%, 03/01/48 ................. 19 16,099
5.50%, 08/15/48 ................. 10 8,612
5.50%, 02/01/50
(i)
................ 52 44,122
2,461,461
Passenger Airlines — 2.1%
Air Canada, 3.88%, 08/15/26
(c)
......... 41 37,228
Allegiant Travel Co., 7.25%, 08/15/27
(c)
.... 8 7,964
American Airlines, Inc.
(c)
11.75%, 07/15/25 ................ 108 118,156
5.50%, 04/20/26 ................. 14 14,008
7.25%, 02/15/28 ................. 4 3,890
5.75%, 04/20/29 ................. 60 57,321
Delta Air Lines, Inc., 4.75%, 10/20/28
(c)
.... 5 4,778
Hawaiian Brand Intellectual Property Ltd.,
5.75%, 01/20/26
(c)
............... 21 19,936
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(c)
57 56,767
Spirit Loyalty Cayman Ltd.
8.00%, 09/20/25
(c)
................ 14 14,449
United Airlines Pass-Through Trust
Series 2020-1, Class B, 4.88%, 01/15/26 4 3,497
Series 2020-1, Class A, 5.88%, 10/15/27 35 34,604
United Airlines, Inc.
(c)
4.38%, 04/15/26 ................. 33 31,572
4.63%, 04/15/29 ................. 44 39,798
443,968
Personal Care Products — 0.1%
(c)
Coty, Inc., 4.75%, 01/15/29 ........... 2 1,867
Prestige Brands, Inc., 3.75%, 04/01/31 .... 13 11,019
12,886
Pharmaceuticals — 0.4%
Catalent Pharma Solutions, Inc.
(c)
3.13%, 02/15/29 ................. 33 29,010
3.50%, 04/01/30 ................. 31 27,244
Teva Pharmaceutical Finance Netherlands III
BV, 3.15%, 10/01/26 ............. 26 23,384
79,638
Professional Services — 0.6%
(c)
AMN Healthcare, Inc., 4.00%, 04/15/29 ... 8 7,080
CoreLogic, Inc., 4.50%, 05/01/28 ....... 46 34,903
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 75 64,940
KBR, Inc., 4.75%, 09/30/28 ........... 20 17,872
Science Applications International Corp.,
4.88%, 04/01/28 ................ 14 13,036
137,831
Real Estate Management & Development — 0.4%
(c)
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28 ................ 22 19,696
Howard Hughes Corp. (The)
4.13%, 02/01/29 ................. 35 29,643
4.38%, 02/01/31 ................. 14 11,270
Realogy Group LLC
5.75%, 01/15/29 ................. 25 18,711
5.25%, 04/15/30 ................. 10 7,289
86,609
Retail REITs — 0.1%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(c)
.................... 14 11,235
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment — 0.9%
Broadcom, Inc.
4.30%, 11/15/32 ................. USD 22 $ 20,269
3.42%, 04/15/33
(c)
................ 25 20,918
Entegris Escrow Corp.
(c)
4.75%, 04/15/29 ................. 113 106,830
5.95%, 06/15/30 ................. 9 8,724
Entegris, Inc.
(c)
4.38%, 04/15/28 ................. 11 9,938
3.63%, 05/01/29 ................. 10 8,631
Marvell Technology, Inc., 2.95%, 04/15/31 .. 13 10,856
Synaptics, Inc., 4.00%, 06/15/29
(c)
....... 17 14,640
200,806
Software — 4.7%
ACI Worldwide, Inc., 5.75%, 08/15/26
(c)
... 20 19,800
Alteryx, Inc., 8.75%, 03/15/28
(c)
........ 15 15,097
AthenaHealth Group, Inc., 6.50%, 02/15/30
(c)
106 85,951
Black Knight InfoServ LLC, 3.63%, 09/01/28
(c)
35 31,806
Boxer Parent Co., Inc.
(c)
7.13%, 10/02/25 ................. 11 10,948
9.13%, 03/01/26 ................. 53 51,395
Camelot Finance SA, 4.50%, 11/01/26
(c)
... 39 36,855
Central Parent, Inc., 7.25%, 06/15/29
(c)
.... 48 47,178
Clarivate Science Holdings Corp.
(c)
3.88%, 07/01/28 ................. 81 72,290
4.88%, 07/01/29 ................. 52 47,027
Cloud Software Group Holdings, Inc., 6.50%,
03/31/29
(c)
.................... 198 175,152
Consensus Cloud Solutions, Inc.
(c)
6.00%, 10/15/26 ................. 5 4,344
6.50%, 10/15/28 ................. 6 4,976
Crowdstrike Holdings, Inc., 3.00%, 02/15/29 2 1,745
Elastic NV, 4.13%, 07/15/29
(c)
......... 30 25,612
Fair Isaac Corp., 4.00%, 06/15/28
(c)
...... 19 17,623
McAfee Corp., 7.38%, 02/15/30
(c)
....... 77 64,564
MicroStrategy, Inc., 6.13%, 06/15/28
(c)
.... 39 34,612
NCR Corp.
(c)
5.00%, 10/01/28 ................. 9 7,911
5.13%, 04/15/29 ................. 10 8,653
6.13%, 09/01/29 ................. 13 12,822
Open Text Corp., 6.90%, 12/01/27
(c)
...... 58 59,833
Oracle Corp., 6.90%, 11/09/52 ......... 28 31,384
PTC, Inc., 3.63%, 02/15/25
(c)
.......... 4 3,858
SS&C Technologies, Inc., 5.50%, 09/30/27
(c)
59 57,248
Veritas US, Inc., 7.50%, 09/01/25
(c)
...... 27 20,325
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(c)
71 61,466
1,010,475
Specialized REITs — 0.3%
Iron Mountain, Inc.
(c)
5.00%, 07/15/28 ................. 2 1,861
5.25%, 07/15/30 ................. 10 9,017
5.63%, 07/15/32 ................. 2 1,827
SBA Communications Corp.
3.88%, 02/15/27 ................. 25 23,601
3.13%, 02/01/29 ................. 43 37,407
73,713
Specialty Retail — 1.8%
Arko Corp., 5.13%, 11/15/29
(c)
......... 14 11,588
Asbury Automotive Group, Inc.
4.50%, 03/01/28 ................. 9 8,190
4.75%, 03/01/30 ................. 2 1,790
5.00%, 02/15/32
(c)
................ 9 7,884
GYP Holdings III Corp., 4.63%, 05/01/29
(c)
.. 31 26,505
Ken Garff Automotive LLC, 4.88%, 09/15/28
(c)
11 9,351

BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
LCM Investments Holdings II LLC, 4.88%,
05/01/29
(c)
.................... USD 24 $ 20,078
Lithia Motors, Inc., 3.88%, 06/01/29
(c)
..... 11 9,515
Murphy Oil USA, Inc., 4.75%, 09/15/29 .... 15 13,664
Penske Automotive Group, Inc.
3.50%, 09/01/25 ................. 30 28,212
3.75%, 06/15/29
(c)
................ 6 5,180
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(c)
............... 5 4,595
SRS Distribution, Inc.
(c)
4.63%, 07/01/28 ................. 62 55,062
6.13%, 07/01/29 ................. 39 32,905
6.00%, 12/01/29 ................. 42 34,678
Staples, Inc., 7.50%, 04/15/26
(c)
........ 26 22,779
White Cap Buyer LLC, 6.88%, 10/15/28
(c)
.. 92 79,806
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(c)(h)
........... 20 18,188
389,970
Textiles, Apparel & Luxury Goods — 0.4%
(c)
Crocs, Inc.
4.25%, 03/15/29 ................. 4 3,508
4.13%, 08/15/31 ................. 23 18,950
Hanesbrands, Inc., 9.00%, 02/15/31 ..... 19 19,451
Kontoor Brands, Inc., 4.13%, 11/15/29 .... 8 6,866
Levi Strauss & Co., 3.50%, 03/01/31 ..... 18 15,345
William Carter Co. (The), 5.63%, 03/15/27 .. 19 18,467
82,587
Trading Companies & Distributors — 1.3%
(c)
Beacon Roofing Supply, Inc., 4.13%, 05/15/29 10 8,824
Fortress Transportation & Infrastructure
Investors LLC
6.50%, 10/01/25 ................. 33 33,022
9.75%, 08/01/27 ................. 11 11,606
5.50%, 05/01/28 ................. 21 19,159
Foundation Building Materials, Inc., 6.00%,
03/01/29 ..................... 7 5,548
H&E Equipment Services, Inc., 3.88%,
12/15/28 ..................... 2 1,753
Herc Holdings, Inc., 5.50%, 07/15/27 ..... 24 23,160
Imola Merger Corp., 4.75%, 05/15/29 ..... 22 19,681
United Rentals North America, Inc., 6.00%,
12/15/29 ..................... 108 109,487
WESCO Distribution, Inc.
7.13%, 06/15/25 ................. 6 6,099
7.25%, 06/15/28 ................. 45 46,206
284,545
Wireless Telecommunication Services — 0.1%
Ligado Networks LLC, 15.50%, (15.50% Cash
or 15.50% PIK), 11/01/23
(c)(f)(h)
........ 16 3,948
Sprint LLC, 7.63%, 03/01/26 .......... 20 21,150
25,098
Total Corporate Bonds — 89.3%
(Cost: $20,801,157) .............................. 19,233,444
Shares
Shares
Investment Companies
iShares iBoxx $ High Yield Corporate Bond
ETF
(l)
......................... 1,300 98,215
Total Investment Companies — 0.5%
(Cost: $94,432) ................................ 98,215
Security
Beneficial Interest
(000) Value
Other Interests
(m)
Capital Markets — 0.0%
Lehman Brothers Holdings Capital Trust
Escrow Bonds
(a)(d)(f)
................ USD 140 $ 280
Total Other Interests — 0.0%
(Cost: $—) .................................... 280
Par (000)
Pa r (000)
Preferred Securities
Capital Trusts — 0.6%
Banks — 0.2%
(a)(f)(g)
Citigroup, Inc., Series Y, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.00%), 4.15% .................. 10 8,175
JPMorgan Chase & Co., Series Q, (3-mo.
LIBOR USD + 3.25%), 5.15% ........ 20 19,600
PNC Financial Services Group, Inc. (The),
Series V, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.24%),
6.20% ........................ 20 18,817
46,592
Capital Markets — 0.3%
Goldman Sachs Group, Inc. (The), Series R, (5-
Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.22%), 4.95%
(a)(f)(g)
.. 70 64,102
Consumer Finance — 0.0%
General Motors Financial Co., Inc., Series C,
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.00%), 5.70%
(a)(f)
(g)
........................... 10 8,607
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(a)(c)(f)(g)
.................... 17 14,960
Total Preferred Securities — 0.6%
(Cost: $147,075) ................................ 134,261
Total Long-Term Investments — 90.7%
(Cost: $21,142,330) .............................. 19,540,459
Shares
Shares
Short-Term Securities
Money Market Funds — 1.8%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.70%
(l)(n)
................. 377,044 377,044
Total Short-Term Securities — 1.8%
(Cost: $377,044) ................................ 377,044

BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities (continued)
Total Options Purchased — 0.0%
(Cost: $9,352) ................................. $ 3,534
Total Investments Before Options Written — 92.5%
(Cost: $21,528,726 ) .............................. 19,921,037
Total Options Written — (0.0)%
(Premium Received — $(4,169)) ..................... (734)
Total Investments Net of Options Written — 92.5%
(Cost: $21,524,557 ) .............................. 19,920,303
Other Assets Less Liabilities — 7.5% ................... 1,610,392
Net Assets — 100.0% ..............................
$ 21,530,695
(a)
Non-income producing security.
(b)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $10,245, representing less than 0.05% of its net assets as of period end, and an original cost of $25,124.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Issuer filed for bankruptcy and/or is in default.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(g)
Perpetual security with no stated maturity date.
(h)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(j)
Convertible security.
(k)
Zero-coupon bond.
(l)
Affiliate of the Fund.
(m)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(n)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
12/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/23
Shares
Held at
03/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 378,880 $ — $ (1,836)
(a)
$ — $ — $ 377,044 377,044 $ 2,690 $ —
iShares iBoxx $ High Yield
Corporate Bond ETF ...... 95,719 — — — 2,496 98,215 1,300 1,064 —
$ — $ 2,496 $ 475,259 $ 3,754 $ —
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock High Yield Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2023
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Short Contracts
S&P 500 E-Mini Index ....................................................... 1 06/16/23 $ 207 $ (12,150)
U.S. Treasury 10 Year Note ................................................... 3 06/21/23 345 (9,727)
U.S. Treasury Ultra Bond ..................................................... 2 06/21/23 283 (14,206)
U.S. Treasury 5 Year Note .................................................... 3 06/30/23 329 (7,127)
$ (43,210)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 404,000 USD 430,575 HSBC Bank plc 06/21/23 $ 9,536
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
Invesco QQQ Trust 1 ......................... 3 04/14/23 USD 292.00 USD 96 $ 108
iShares Russell 2000 ETF ...................... 4 04/21/23 USD 185.00 USD 71 2,938
SPDR S&P 500 ETF Trust ...................... 8 04/21/23 USD 376.00 USD 328 488
$ 3,534
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
Invesco QQQ Trust 1 .......................... 3 04/14/23 USD 270.00 USD 96 $ (26)
iShares Russell 2000 ETF ....................... 4 04/21/23 USD 170.00 USD 71 (488)
SPDR S&P 500 ETF Trust ....................... 8 04/21/23 USD 360.00 USD 328 (220)
$ (734)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
40.V1 ........... 5.00 % Quarterly 06/20/28 B+ USD 197 $ 3,285 $ 118 $ 3,167
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

BlackRock High Yield Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2023
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CenturyLink, Inc. ...... 1.00 % Quarterly Barclays Bank plc 12/20/23 NR USD 2 $ (49) $ (23) $ (26)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Capital Markets ........................................ $ — $ 10,245 $ — $ 10,245
Chemicals ............................................ 12,146 — — 12,146
Financial Services ...................................... 3,982 — — 3,982
Ground Transportation ................................... 6,372 — — 6,372
IT Services ........................................... 1,932 — — 1,932
Metals & Mining ........................................ 28,069 — — 28,069
Software ............................................. 11,513 — — 11,513
Corporate Bonds ........................................ — 19,233,444 — 19,233,444
Investment Companies .................................... 98,215 — — 98,215
Other Interests .......................................... — 280 — 280
Capital Trusts ........................................... — 134,261 — 134,261
Short-Term Securities
Money Market Funds ...................................... 377,044 — — 377,044
Options Purchased
Equity contracts .......................................... 3,534 — — 3,534
$ 542,807 $ 19,378,230 $ — $ 19,921,037
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 3,167 $ — $ 3,167
Foreign currency exchange contracts ............................ — 9,536 — 9,536

BlackRock High Yield Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2023
Level 1 Level 2 Level 3 Total
Liabilities
Credit contracts ........................................... $ — $ (26) $ — $ (26)
Equity contracts ........................................... (12,884) — — (12,884)
Interest rate contracts ....................................... (31,060) — — (31,060)
$ (43,944) $ 12,677 $ — $ (31,267)
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Currency Abbreviation
EUR Euro
USD United States Dollar
Portfolio Abbreviation
CDI Crest Depository Interests
ETF Exchange-Traded Fund
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
OTC Over-the-counter
PIK Payment-In-Kind
REIT Real Estate Investment Trust
S&P Standard & Poor's
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts
Fair Value Hierarchy as of Period End (continued)